Summary of Significant Accounting Policies (Detail) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 01, 2019 USD ($)	Apr. 30, 2021 USD ($) Segment $ / shares shares	Apr. 30, 2020 USD ($)	Jan. 31, 2021 USD ($) Segment $ / shares	Jan. 31, 2020 USD ($) $ / shares	Jan. 31, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of securities called by each warrant or right | shares		1
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Number of operating segments | Segment		1		1
Revenue expected to be recognised from remaining performance obligations		$ 110,100		$ 101,800
Percentage of revenue expected to be recognised from remaining performance obligations Over next twelve months		42.00%		43.00%
Total deferred revenue		$ 97,600		$ 89,800	$ 72,700
Deferred revenue recognized		15,200	$ 16,400	39,400	25,500	$ 16,000
Restricted cash				400	400	460
Carrying value of goodwill		1,215		$ 1,215	1,215
Customer contract payment terms				Contracts for services typically range from annual to multi-year agreements with typical payment terms of 30 to 90 days.
Warranty expense				$ 3,400	2,800	2,000
Increase in total assets	$ 2,200
Operating lease right-of-use assets	11,300	$ 21,750		21,817	10,269
Operating lease liabilities	12,500			25,360	12,209
Deferred rent	1,600
Prepaid rent	$ 400
Class A common stock
Summary of Significant Accounting Policies (Details) [Line Items]
Number of securities called by each warrant or right, per share (in Dollars per share) | $ / shares		$ 11.50
Percentage of stockholders involves for exercise of a assumed common stock warrants		50.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right exercised during period shares | shares		6,413,057
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right issued during period shares | shares		1,000,000
Class of warrant or right exercised during period shares | shares		4,347,712
Initial public offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Initial public offering [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right issued during period shares | shares		10,470,562
Initial public offering [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Class of warrant or right issued during period shares | shares		6,521,568
Letter of Credit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash				$ 400	$ 400	$ 500
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		11.00%		16.00%	10.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%	10.00%	10.00%